Angel Oak Mortgage Trust 2021-4 ABS-15G

Exhibit 99.22

Client Name:	Angel Oak
Client Project Name:	AOMT 2021-4
Start - End Dates:	11/12/2018 - 12/27/2019
Deal Loan Count:	4

Rating Agency ATR QM Data Fields

Loans in Report:	4

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
2021040610	Non-QM: Lender documented all ATR UW factors	No	Yes	xxxx	xxxx	No	No	1444	xxxx	xxxx	Employed	Employed	U.S. Citizen	U.S. Citizen	No	xxxx
2021040001	Non-QM: Lender documented all ATR UW factors	No	Yes	xxxx	xxxx	No	No	11824.5	xxxx	xxxx	Employed	(No Data)	U.S. Citizen	(No Data)	Yes	xxxx
2021040002	Non-QM: Lender documented all ATR UW factors	No	Yes	xxxx	xxxx	No	No	3549.75	xxxx	xxxx	Employed	Employed	U.S. Citizen	U.S. Citizen	Yes	xxxx
2021040003	Non-QM: Lender documented all ATR UW factors	No	Yes	xxxx	xxxx	No	No	3656.56	xxxx	xxxx	Employed	Unemployed	U.S. Citizen	U.S. Citizen	Yes	xxxx

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